Consolidating Financial Information Condensed Consolidating Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Apr. 02, 2016		Jan. 02, 2016		Oct. 03, 2015		Jun. 27, 2015		Mar. 28, 2015		Dec. 27, 2014		Sep. 27, 2014		Jun. 28, 2014		Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Revenue	$ 608,069		$ 620,681		$ 708,335		$ 673,641		$ 634,892	[1]	$ 397,086		$ 362,667		$ 316,321		$ 2,610,726	$ 1,710,966	$ 1,148,231
Cost of Goods Sold																	1,561,173	1,021,658	743,304
Gross profit	254,200		230,988		284,848		279,517		188,886	[1]	190,702		167,451		142,269		1,049,553	689,308	404,927
Operating Expenses [Abstract]
Research and Development Expense																	448,763	257,494	197,269
Selling and Marketing Expense																	420,467	164,657	74,672
General and Administrative Expense																	113,632	85,229	76,732
Other operating expense																	54,723	59,462	28,913
Total operating expenses																	1,037,585	566,842	377,586
Income (loss) from operations																	11,968	122,466	27,341
Interest expense	(13,900)		(6,700)														(23,316)	(1,421)	(5,983)
Investment Income, Net																	2,068	450	179
Other Nonoperating Income (Expense)																	6,418	(254)	2,336
(Loss) income before income taxes																	(2,862)	121,241	23,873
Income Tax (Benefit) Expense	(21,500)				(13,800)				110,000								(25,983)	75,062	(11,231)
Income (Loss) from Subsidiaries, before Tax																	0	0
Net (loss) income	$ (24,202)	[2],[3],[4],[5]	$ (11,127)	[2],[3],[4]	$ 4,448	[2],[3],[6]	$ 2,036	[2],[3]	$ 6,482	[1],[2],[3],[7]	$ 87,863	[2]	$ 63,311	[2]	$ 38,647	[2]	(28,845)	196,303	12,642
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	(31,854)	196,964	12,355
Parent Company [Member]
Revenue																	0	0	0
Cost of Goods Sold																	0	0	0
Gross profit																	0	0	0
Operating Expenses [Abstract]
Research and Development Expense																	67,158	18,335	0
Selling and Marketing Expense																	28,438	7,579	0
General and Administrative Expense																	43,920	16,197	0
Other operating expense																	0	0	0
Total operating expenses																	139,516	42,111	0
Income (loss) from operations																	(139,516)	(42,111)	0
Interest expense																	(21,895)	0	0
Investment Income, Net																	0	0	0
Other Nonoperating Income (Expense)																	0	0	0
(Loss) income before income taxes																	(161,411)	(42,111)	0
Income Tax (Benefit) Expense																	44,014	13,350	0
Income (Loss) from Subsidiaries, before Tax																	88,552	35,243
Net (loss) income																	(28,845)	6,482	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	(31,854)	6,482	0
Guarantor Subsidiaries [Member]
Revenue																	2,212,062	2,523,495	1,794,138
Cost of Goods Sold																	1,778,336	1,910,297	1,437,594
Gross profit																	433,726	613,198	356,544
Operating Expenses [Abstract]
Research and Development Expense																	106,560	202,337	186,596
Selling and Marketing Expense																	127,499	101,068	78,170
General and Administrative Expense																	24,315	59,470	69,530
Other operating expense																	50,928	55,774	10,022
Total operating expenses																	309,302	418,649	344,318
Income (loss) from operations																	124,424	194,549	12,226
Interest expense																	(2,419)	(2,770)	(6,583)
Investment Income, Net																	2,650	1,009	896
Other Nonoperating Income (Expense)																	5,467	(906)	2,223
(Loss) income before income taxes																	130,122	191,882	8,762
Income Tax (Benefit) Expense																	(49,751)	73,268	(304)
Income (Loss) from Subsidiaries, before Tax																	0	0
Net (loss) income																	80,371	265,150	8,458
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	76,118	269,071	8,461
Non-Guarantor Subsidiaries [Member]
Revenue																	2,762,150	1,408,913	1,003,550
Cost of Goods Sold																	2,060,702	1,260,814	914,367
Gross profit																	701,448	148,099	89,183
Operating Expenses [Abstract]
Research and Development Expense																	304,219	45,751	12,625
Selling and Marketing Expense																	285,354	78,193	18,404
General and Administrative Expense																	75,239	11,862	9,854
Other operating expense																	2,447	3,475	17,039
Total operating expenses																	667,259	139,281	57,922
Income (loss) from operations																	34,189	8,818	31,261
Interest expense																	(3,029)	(1,583)	(1,317)
Investment Income, Net																	3,003	2,281	1,250
Other Nonoperating Income (Expense)																	(298)	694	113
(Loss) income before income taxes																	33,865	10,210	31,307
Income Tax (Benefit) Expense																	(20,246)	(11,556)	(10,927)
Income (Loss) from Subsidiaries, before Tax																	0	0
Net (loss) income																	13,619	(1,346)	20,380
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	14,862	(4,606)	20,090
Consolidating Entries and Eliminations
Revenue																	(2,363,486)	(2,221,442)	(1,649,457)
Cost of Goods Sold																	(2,277,865)	(2,149,453)	(1,608,657)
Gross profit																	(85,621)	(71,989)	(40,800)
Operating Expenses [Abstract]
Research and Development Expense																	(29,174)	(8,929)	(1,952)
Selling and Marketing Expense																	(20,824)	(22,183)	(21,902)
General and Administrative Expense																	(29,842)	(2,300)	(2,652)
Other operating expense																	1,348	213	1,852
Total operating expenses																	(78,492)	(33,199)	(24,654)
Income (loss) from operations																	(7,129)	(38,790)	(16,146)
Interest expense																	4,027	2,932	1,917
Investment Income, Net																	(3,585)	(2,840)	(1,967)
Other Nonoperating Income (Expense)																	1,249	(42)	0
(Loss) income before income taxes																	(5,438)	(38,740)	(16,196)
Income Tax (Benefit) Expense																	0	0	0
Income (Loss) from Subsidiaries, before Tax																	(88,552)	(35,243)
Net (loss) income																	(93,990)	(73,983)	(16,196)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	$ (90,980)	$ (73,983)	$ (16,196)

[1]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[2]	2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
[3]	3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
[4]	5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
[5]	7.Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).
[6]	6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).
[7]	4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).